As filed with the Securities and Exchange Commission on October 16, 1997


                                             1933 Act Registration No. 333-27917
                                             1940 Act Registration No. 811-08229

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                        Pre-Effective Amendment No [ 1 ]

                        Post-Effective Amendment No. [ ]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                 Amendment No. 1


                             PAINEWEBBER INDEX TRUST
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, Esq.


                            BENJAMIN J. HASKIN, Esq.

                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


Title of Securities Being Registered:  Shares of Beneficial Interest.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             PAINEWEBBER INDEX TRUST
                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                             PAINEWEBBER INDEX TRUST

                         Form N-1A Cross Reference Sheet


    Part A Item No. and Caption                     Prospectus Caption
    ---------------------------                     ------------------

1.  Cover Page                                      Cover Page

2.  Synopsis                                        The Fund at a Glance; Expense Table

3.  Condensed Financial Information                 Performance

4.  General Description of Registrant               The Fund at a Glance; Investment Objective &
                                                    Policies; Investment Philosophy & Process; The
                                                    Fund's Investments; General Information

5.  Management of the Fund                          Management; General Information

5A. Management's Discussion of Fund Performance     Not Applicable

6.  Capital Stock and Other Securities              Cover Page; Flexible PricingSM; Dividends & Taxes;
                                                    General Information

7.  Purchase of Securities Being Offered            Flexible PricingSM; How to Buy Shares; Other
                                                    Services; Determining the Shares' Net Asset Value

8.  Redemption or Repurchase                        How to Sell Shares; Other Services

9.  Pending Legal Proceedings                       Not Applicable



    Part B Item No. and Caption                     Statement of Additional Information Caption
    ---------------------------                     -------------------------------------------

10. Cover Page                                      Cover Page

11. Table of Contents                               Table of Contents

12. General Information and History                 Other Information

13. Investment Objective and Policies               Investment Policies and Restrictions; Hedging and
                                                    Other Strategies Using Derivative Contracts;
                                                    Portfolio Transactions

14. Management of the Fund                          Trustees and Officers; Principal Holders of
                                                    Securities

15. Control Persons and Principal Holders of        Trustees and Officers; Principal Holders of
    Securities                                      Securities

16. Investment Advisory and  Other Services         Investment Advisory and Distribution Arrangements

17. Brokerage Allocation and Other Services         Portfolio Transactions

18. Capital Stock and Other Securities              Other Information

19. Purchase, Redemption and Pricing of             Redemption Information and Other Services;
    Securities Being Offered                        Valuation of Shares

20. Tax Status                                      Taxes

21. Underwriters                                    Investment Advisory and Distribution Arrangements

22. Calculation of Performance Data                 Performance Information

23. Financial Statements                            Financial Statements

Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

-------------------------------------------------------------------------------


                         PAINEWEBBER S&P 500 INDEX FUND

              1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019
                           PROSPECTUS - OCTOBER , 1997

-------------------------------------------------------------------------------


PaineWebber S&P 500 Index Fund ("Fund") is designed for long-term investors who seek investment results, before fees and expenses, that track the performance results of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Fund, a series of PaineWebber Index Trust, seeks to replicate the total return of the S&P 500 Index, which is composed of 500 selected large capitalization common stocks. The Fund is newly organized and has no operating history.

This Prospectus concisely sets forth information that a prospective investor should know about the Fund before investing. Please read it carefully and retain a copy of this Prospectus for future reference.

A Statement of Additional Information dated October ______, 1997 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.







INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
      ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                       Page

The Fund At A Glance.....................................................3

Expense Table............................................................4

Investment Objective & Policies..........................................6

Investment Philosophy & Process..........................................7

Performance..............................................................7

The Fund's Investments...................................................8

Flexible Pricing(SERVICEMARK)...........................................10

How To Buy Shares.......................................................11

How To Sell Shares......................................................12

Other Services..........................................................12

Management..............................................................12

Determining The Shares' Net Asset Value.................................14

Dividends & Taxes.......................................................14

General Information.....................................................15




                               Prospectus Page 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


                              THE FUND AT A GLANCE
--------------------------------------------------------------------------------

The Fund is not intended to provide a complete investment program but may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in the Fund are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Fund will achieve its goal.


GOAL: To increase the value of your investment by investing in the common stocks of companies in the S&P 500 Index.


INVESTMENT OBJECTIVE: To replicate the total return of the S&P 500 Index, before fees and expenses.


RISKS: Stock prices rise and fall. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Deviations from the performance of the S&P 500 Index may result from shareholder purchases and sales of shares that can occur daily, as well as from expenses borne by the Fund. The Fund may use derivative instruments, such as options and futures contracts, to simulate full investment in the S&P 500 Index while handling cash flows into and out of the Fund and to reduce transaction expenses. These derivatives involve special risks. Investors may lose money by investing in the Fund; investments in the Fund are not guaranteed.


MANAGEMENT

Mitchell  Hutchins  Asset  Management  Inc.  ("Mitchell  Hutchins"),   an  asset
management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the Fund's investment adviser and administrator.

WHO SHOULD INVEST

The Fund is for investors who seek investment results, before fees and expenses, that track the performance results of the S&P 500 Index. Unlike other mutual funds, which generally seek to "beat" stock market averages and often have unpredictable results, the Fund seeks to "match" the performance of the S&P 500 Index and thus is expected to provide a predictable return relative to its benchmark.

MINIMUM INVESTMENT


To open an account, investors must invest at least $10,000; to add to an account, investors need only $100.


HOW TO PURCHASE SHARES OF THE FUND

Investors may choose between these classes of shares:

CLASS A SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class A shares. As a result, 100% of their purchase is immediately invested. Class A shares have higher ongoing expenses than Class Y shares.

CLASS Y SHARES


Class Y shares are currently offered for sale only to limited groups of investors. The price is the net asset value. Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Class Y shares have lower ongoing expenses than Class A shares.


--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund



--------------------------------------------------------------------------------

                                  EXPENSE TABLE
--------------------------------------------------------------------------------



The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of the Fund. Because the Fund has no operating history, "Other Expenses" shown below represent those estimated for the first year of operations. For the first year of operations Mitchell Hutchins intends to waive its management fees and reimburse Fund expenses, if necessary, so that the total operating expenses for Class A shares do not exceed 0.40% of the Fund's average net assets and the total operating expenses for Class Y shares do not exceed 0.35% of the Fund's average net assets.



SHAREHOLDER TRANSACTION EXPENSES                                           CLASS A               CLASS Y
Maximum Sales Charge on Purchases of Shares (as a % of                       None                  None
     offering price)......................................
Sales Charge on Reinvested Dividends (as a % of offering                     None                  None
     price)...............................................
Maximum Contingent Deferred Sales Charge (as a % of
     offering price or net asset value at the time of                        None                  None
     sale, whichever is less).............................
Exchange Fees.............................................                   N/A                   N/A


ANNUAL FUND OPERATING EXPENSES (as a % of average net assets)


Management Fees (after waivers)*............................                  0.00%                0.00%
                                                                              =====                =====
12b-1 Fees..................................................                  0.05                 None
Other Expenses (after expense reimbursements)*..............                  0.35                 0.35
                                                                              -----                -----
Total Operating Expenses (after fee waivers and expense                       0.40%                0.35%
     reimbursements)*.............................................            =====                =====



* Without taking into account anticipated fee waivers and expense reimbursements, the Fund's Management Fees, estimated Other Expenses and estimated Total Operating Expenses would be 0.20%, 0.55% and 0.80%, respectively, for Class A shares and 0.20%, 0.55% and 0.75%, respectively, for Class Y shares.



CLASS A SHARES: No initial sales charge is imposed. Class A shares are subject to 12b-1 service fees.


CLASS Y SHARES: No initial sales charge is imposed, nor are Class Y shares subject to 12b-1 service fees. Class Y shares may be purchased by participants in the INSIGHT Investment Advisory Program ("INSIGHT") sponsored by PaineWebber, when purchased through that program. Participation in INSIGHT is subject to payment of an advisory fee at the maximum annual rate of 1.50% of assets held through INSIGHT (generally charged quarterly in advance), which may be charged to the INSIGHT participant's PaineWebber account. This account charge is not included in the table because non-INSIGHT participants are permitted to purchase Class Y shares of the Fund.


--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund






EXAMPLE OF EFFECT OF FUND EXPENSES

         The following examples should assist investors in understanding various costs and expenses incurred as shareholders of the Fund. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF THE FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

         An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in the Fund, assuming a 5% annual return:



                                              1 YEAR            3 YEARS
                                              ------            -------
Class A......................................  $4                 $22
Class Y......................................  $4                 $20



ASSUMPTION MADE IN THE EXAMPLE


Reinvestment of all dividends and other distributions; percentage amounts listed under "Annual Fund Operating Expenses" remain the same for the years shown; .20% expense waiver in the first year of operations.





--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


--------------------------------------------------------------------------------
                         INVESTMENT OBJECTIVE & POLICIES
--------------------------------------------------------------------------------

The Fund's investment objective is to replicate the total return of the S&P 500 Index, before fees and expenses. The investment objective of the Fund may not be changed without shareholder approval. The Fund's other investment policies, except where noted, are not fundamental and may be changed by its board.



The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks issued by companies in the S&P 500 Index and in related derivatives, such as options and futures contracts, that simulate investment in the S&P 500 Index. Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks issued by companies in the S&P 500 Index.


The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's ("S&P") to capture the price performance of a large cross-section of the U.S. publicly traded stock market. These 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its total market value relative to total market value of all securities in the index. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution at the index level representative of the various industry components of the U.S. market for common stocks. Therefore these 500 stocks do not represent the 500 largest companies. Aggregate market value and trading activity also are considered in the selection process.


The Fund is not sponsored, endorsed, sold or promoted by S&P. "Standard & Poor's(REGISTERED TRADEMARK)," "S&P(REGISTERED TRADEMARK)," "S&P 500(REGISTERED TRADEMARK)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally or the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination or calculation of the equation by which shares of the Fund are priced or converted into cash. S&P has no obligation or liability in connection with the administration of the Fund or the marketing or sale of the Fund's shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


--------------------------------------------------------------------------------
                         INVESTMENT PHILOSOPHY & PROCESS
--------------------------------------------------------------------------------


The Fund is not managed according to traditional methods of "active" management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, it uses a "passive" investment approach attempting to duplicate the investment performance of the index.


The Fund expects to invest in substantially all 500 stocks in the S&P 500 Index in proportion to their weighting in the S&P 500 Index, and, under normal circumstances, will invest in at least 450 stocks that are represented in the S&P 500 Index.

Because the Fund seeks to replicate the performance of the S&P 500 Index, a close correlation between the Fund's performance and the performance of the S&P 500 Index is anticipated in both rising and falling markets.


The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 Index, over time of at least 0.95, before deduction of fees and expenses. A correlation of 1.00 would represent perfect correlation between the Fund and the S&P 500 Index. The performance of the Fund versus that of the S&P 500 Index is compared at least weekly. If an unexpected tracking error develops, the Fund will be rebalanced to bring it into line with the S&P 500 Index. There can be no assurance that the Fund will achieve its expected results.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. One-, five- and ten-year periods will be shown, unless the Fund has been in existence for a shorter period. If so, returns will be shown for the period since inception.

The Fund may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Fund will fluctuate. The amount investors receive when selling shares may be more or less than what they paid.

--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund



--------------------------------------------------------------------------------
                             THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

EQUITY SECURITIES. Equity securities include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

RISKS

EQUITY SECURITIES. While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the Fund may experience a substantial or complete loss on an individual common stock investment.


INDEX INVESTING AND OPEN-END INVESTMENT COMPANIES. While the Fund attempts to duplicate, before deduction of operating expenses, the investment results of the S&P 500 Index, the Fund's investment results generally will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from shareholder purchases and sales of shares that can occur daily, as well as from expenses borne by the Fund.


FOREIGN SECURITIES. The S&P 500 Index includes some U.S. dollar-denominated foreign securities that are traded on recognized U.S. exchanges or on the U.S. over-the-counter ("OTC") market. Investing in the securities of foreign companies may involve more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.


DERIVATIVES. Some of the instruments in which the Fund may invest may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. Derivatives include options and futures contracts that may be used in hedging and related strategies. There is limited consensus as to what constitutes a "derivative" security or instrument. The market value of derivatives sometimes is more volatile than that of other investments, and each type of derivative may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Fund.


COUNTERPARTIES. The Fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the Fund does business.


INDUSTRY CONCENTRATION POLICY. The Fund may invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in the S&P 500 Index.


INVESTMENT TECHNIQUES AND STRATEGIES


STRATEGIES USING DERIVATIVES. The Fund may use derivatives, which may include options (both exchange traded and OTC) and futures contracts in strategies intended to simulate full investment in the S&P 500 Index while retaining a cash



--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


balance for Fund management purposes, such as to provide liquidity to meet anticipated sales of its shares by shareholders and for Fund operating expenses. The Fund may also use these derivatives to reduce the risk of adverse price movements in the securities in the S&P 500 Index while investing cash received from investor purchases of Fund shares, to facilitate trading and to reduce transaction costs. New financial products and management techniques continue to be developed and may be used by the Fund if consistent with its investment objective and policies. The Statement of Additional Information contains further information on these derivatives and related strategies.


The Fund might not use any derivative instruments or strategies, and there can be no assurance that using them will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:


 .    the  possibility  of  imperfect  correlation  between   price  movements of
     derivatives used in the Fund's strategies and price movements of the securities in the S&P 500 Index;

 .    possible   constraints  placed on the Fund's  ability to  purchase  or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities; and

 .    the  possibility  that the Fund is  unable to close  out or  liquidate  its position in derivatives.

LENDING PORTFOLIO SECURITIES. The Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets. Lending securities enables the Fund to earn additional income, but could result in a loss or delay in recovering these securities.


CASH MANAGEMENT. The Fund expects to use derivatives to provide liquidity for anticipated sales of its shares by shareholders, to manage cash flows into the Fund pending investment in securities in the S&P 500 Index and for Fund operating expenses. The Fund may also invest in cash or investment grade U.S. money market instruments, including repurchase agreements, for liquidity purposes or pending investment in other securities. The Fund is authorized to invest up to 35% of its total assets in cash or money market instruments, although it expects these investments will represent a much smaller portion of its total assets under normal circumstances.


Repurchase agreements are transactions in which the Fund purchases securities from banks or recognized securities dealers and simultaneously commits to resell the securities to the bank or dealer, usually no more than seven days after purchase. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent.


ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Fund does not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins has determined such securities to be liquid, based upon the trading markets for the securities under procedures approved by the Fund's board.


OTHER INFORMATION. The Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery. The Fund would not pay for such securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. The Fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including up to 5% of its net assets in reverse repurchase agreements.

--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


--------------------------------------------------------------------------------
                          FLEXIBLE PRICING(SERVICEMARK)
--------------------------------------------------------------------------------

The Fund offers through this Prospectus two classes of shares that differ in terms of expenses. Class Y shares have lower ongoing expenses than Class A shares but are available only to limited groups of investors.


CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Fund's transfer agent ("Transfer Agent"), receives the purchase order. Because investors do not pay an initial sales charge when they buy Class A shares, 100% of their purchase is immediately invested. Class A shares are subject to rule 12b-1 service fees.

CLASS Y SHARES


HOW PRICE IS CALCULATED. Class Y shares are sold to eligible investors at the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Because investors do not pay an initial sales charge when they buy Class Y shares, 100% of their purchase is immediately invested. The ongoing expenses for Class Y shares are lower than for Class A shares because Class Y shares are not subject to rule 12b-1 service fees.


LIMITED GROUPS OF INVESTORS. Only the following investors are eligible to buy Class Y shares:

 .    a  participant  in INSIGHT when Class Y shares are  purchased  through that program;

 .    an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible Pricing(SERVICEMARK) System;

 .    an employee  benefit plan qualified  under section 401,  including a salary reduction plan qualified under section 401(k), or 403(b) of the Internal Revenue Code that has either

           .   5,000 or more eligible employees or

           .   $50 million or more in assets; and

 .    an  investment   company   advised  by   PaineWebber  or  an  affiliate  of
     PaineWebber.

INSIGHT. An investor who purchases $50,000 or more of shares of the mutual funds that are available to INSIGHT participants (which include the PaineWebber mutual funds in the Flexible Pricing(SERVICEMARK) System and certain other specified mutual funds) may take part in INSIGHT, a total portfolio asset allocation program sponsored by PaineWebber, and thus become eligible to purchase Class Y shares. INSIGHT offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information.

Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.50% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT. INSIGHT clients may elect to have their INSIGHT fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or, if a qualified plan, invoiced.

Please  contact  your   PaineWebber   investment   executive  or   PaineWebber's
correspondent firms for more information concerning mutual funds that are available to INSIGHT participants or for other INSIGHT information.

--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


ACQUISITION OF CLASS Y SHARES BY OTHERS. The Fund is authorized to offer Class Y shares to employee benefit and retirement plans of Paine Webber Group Inc. ("PW Group") and its affiliates and certain other investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. At present, however, INSIGHT participants are the only purchasers in these categories.

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Prices are calculated for the Fund's shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received by PaineWebber's New York City headquarters or the Transfer Agent.


When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares. Investors in Class Y shares must provide satisfactory information to PaineWebber or the Fund that they are eligible to purchase Class Y shares.


PAINEWEBBER CLIENTS


Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters. Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms


OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent (PFPC Inc.) by completing an account application which may be obtained by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899. Investors do not have to send an application when making additional investments in the Fund.


MINIMUM INVESTMENTS FOR CLASS A SHARES

To open an account ....................$  10,000
To add to an account ...................$    100

The Fund may waive or reduce these minimums for:

 .    employees of PaineWebber or its affiliates; or

 .    participants in certain pension plans,  retirement  accounts,  unaffiliated investment programs or the Fund's automatic investment plan.


 .    transactions  in Class A and  Class Y  shares  made in  certain  investment programs.


--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


--------------------------------------------------------------------------------
                               HOW TO SELL SHARES
--------------------------------------------------------------------------------


Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received by PaineWebber's New York City headquarters or the Transfer Agent. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).


Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class Y shares.

If a shareholder wants to sell shares which were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.


Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executives. PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' sell orders to PaineWebber's New York City headquarters. Investors who do not have an account and have bought their shares through PFPC Inc., the Fund's Transfer Agent, may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, it reserves the right to purchase back all of its shares in any shareholder account with a net asset value of less than $5,000. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $5,000 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $5,000 solely due to a reduction in net asset value per share.

--------------------------------------------------------------------------------
                                 OTHER SERVICES
--------------------------------------------------------------------------------

Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services available with respect to the Fund's Class A shares:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $10,000 through which the Fund will deduct $50 or more monthly, quarterly, semiannually or annually from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."


SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their Fund accounts. To participate in this Plan, an investor's Class A shares must have a minimum value of $25,000; the minimum value of withdrawals is $100.


--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


An investor may not withdraw more than 12% of the value of the Fund account when the investor signed up for the Plan during the first year under the Plan. Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-directed Individual Retirement Accounts ("IRAs") are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.


TRANSFER OF ACCOUNTS

If investors holding shares of the Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

The Fund is governed by a board of trustees, which oversees its operations. The Fund has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board). As investment adviser and administrator, Mitchell Hutchins supervises all aspects of the Fund's operations and makes and implements all investment decisions for the Fund.

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York 10019, is an asset management subsidiary of PaineWebber Incorporated, which is wholly owned by PW Group, a publicly owned financial services holding company. On June 30, 1997, Mitchell Hutchins was adviser or sub-adviser of 30 investment companies with 65 separate portfolios and aggregate assets of approximately $33.3 billion.


In accordance with procedures adopted by the board, brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates and the Fund may pay fees, including fees calculated as a percentage of earnings, to PaineWebber for its services as lending agent in its portfolio securities lending program.

Personnel of Mitchell Hutchins may engage in securities transactions for their own accounts pursuant to Mitchell Hutchins' code of ethics that establishes procedures for personal investing and restricts certain transactions.

T. Kirkham Barneby is responsible for the day-to-day management of the Fund's portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994 after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

MANAGEMENT FEES & OTHER EXPENSES

The Fund incurs various expenses in its operations, such as the management fee paid to Mitchell Hutchins, 12b-1 services fees paid with respect to Class A shares, custody and transfer agency fees, professional fees, expenses of board and shareholder meetings, fees and expenses relating to registration of its shares, taxes and governmental fees, fees and expenses of trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, organizational expenses and extraordinary expenses, including costs or losses in any litigation.

--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund



The Fund has agreed to pay Mitchell Hutchins a management fee at the annual rate of 0.20% of the Fund's average daily net assets. For the first year of the Fund's operations, however, Mitchell Hutchins has agreed to waive its fee and reimburse Fund expenses during the Fund's first year of operations, if necessary, so that the total annual operating expenses do not exceed 0.40% of annual average net assets for Class A shares and 0.35% of average annual net assets for Class Y shares.


DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under the distribution plan for Class A shares ("Class A Plan"), the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.05% of the average daily net assets of Class A shares.

Mitchell Hutchins primarily uses the service fees under the Class A Plan, to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.05% of the aggregate investment amounts maintained in the Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

The Class A Plan and the related distribution contracts ("Distribution Contracts") specify that the service fees paid to Mitchell Hutchins are not reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service fees received or accrued through the termination date of the Plan will be Mitchell Hutchins' sole responsibility and not that of the Fund. Annually, the Fund's board reviews the Class A Plan and Mitchell Hutchins' corresponding expenses for that class of shares.

--------------------------------------------------------------------------------
                             DETERMINING THE SHARES'
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value of the Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. The Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value.



--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


--------------------------------------------------------------------------------
                                DIVIDENDS & TAXES
--------------------------------------------------------------------------------

DIVIDENDS


The Fund will pay an annual dividend from its net investment income and net short-term capital gain, if any. The Fund will also distribute annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.


Dividends and other distributions paid on each class of shares of the Fund are calculated at the same time and in the same manner. Dividends on Class A shares of the Fund are expected to be lower than those on its Class Y shares because Class A shares have higher expenses resulting from their service fees.

The Fund's dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to them by check or credited to their PaineWebber accounts, should contact their investment executives at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gain) ("taxable income") and net capital gain that it distributes to its shareholders.


Dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Under the Taxpayer Relief Act of 1997 ("Tax Act"), different maximum tax rates apply to net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) on capital assets held for more than 18 months. The Tax Act, however, does not address the application of these rules to distributions of net capital gain by a regulated investment company, including whether those distributions may be treated by its shareholders in accordance with the regulated investment company's holding period for the assets it sold that generated the gain; the application thereof must be determined by further legislation or future regulations that are not available as this Prospectus is being prepared. Accordingly, shareholders should consult their tax advisers as to the effect of the Tax Act on distributions by the Fund to them of net capital gain. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions.

YEAR-END TAX REPORTING

Following the end of each calendar year, the Fund notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) for that year and any portion of those dividends that qualifies for special treatment.



--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


WITHHOLDING REQUIREMENTS

The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OF FUND SHARES

A shareholder's sale (redemption) of shares may result in a taxable gain or loss. This depends upon whether the shareholder receives more or less than the shareholder's adjusted basis for the shares. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the rates indicated above. In addition, if Fund shares are bought within 30 days before or after selling other Fund shares (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.


                                      ****

Because the foregoing only summarizes some of the important tax considerations affecting the Fund and its shareholders, prospective shareholders are urged to consult their tax advisers.


--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION

The Fund is a newly created diversified series of PaineWebber Index Trust ("Trust"), an open-end management investment company formed on May 27, 1997 as a business trust under the laws of Delaware. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share.

SHARES

The shares of the Fund are divided into two classes, Class A and Class Y. Each class represents an identical interest in the Fund's investment portfolio and has the same rights, privileges and preferences. However, each class differs with respect to service fees, other expenses allocable exclusively to that class and voting rights on matters exclusively affecting that class. The different charges applicable to the different classes of shares of the Fund will affect the performance of those classes.

Each share of the Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the Fund. However, due to the differing expenses of the classes, dividends on Class A shares are likely to be lower than for Class Y shares, which bear lower expenses.

VOTING RIGHTS


Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and the holders of more than 50% of all the shares of the Fund as a group may elect all its board members of the Trust. The shares of the Fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class, such as the terms of a distribution plan as it relates to the class. Mitchell Hutchins is the sole shareholder of the Fund and may be deemed a controlling person of the Fund until additional investors purchase Fund shares.




--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


SHAREHOLDER MEETINGS

The Fund does not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

REPORTS TO SHAREHOLDERS

The Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated by this preference into this Prospectus, is available to shareholders upon request.



CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the Fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.




--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------















                         PAINEWEBBER S&P 500 INDEX FUND

                          PROSPECTUS -- OCTOBER , 1997


















--------------------------------------------------------------------------------












(COPYRIGHT)1997 PaineWebber Incorporated

                         PAINEWEBBER S&P 500 INDEX FUND

                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019


                       STATEMENT OF ADDITIONAL INFORMATION


     PaineWebber S&P 500 Index Fund ("Fund") is a diversified series of PaineWebber Index Trust ("Trust"), an open-end management investment company organized as Delaware business trust. The Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Price Index ("S&P 500 Index"), before fees and expenses.


     Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser, administrator and distributor for the Fund. As distributor, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of the Fund shares.


     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus dated October _____, 1997. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm. This Statement of Additional Information is dated October _____, 1997.


                      INVESTMENT POLICIES AND RESTRICTIONS


     The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations. Except as indicated in the Prospectus or this Statement of Additional Information, there are no policy limitations on the Fund's ability to use the investments or techniques discussed in these documents.


     MONEY MARKET INSTRUMENTS. Money market instruments in which the Fund may invest include: U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances) with total assets in excess of $1.5 billion at the time of purchase; interest-bearing savings deposits in U.S. commercial and savings banks with principal amounts not greater than are fully insured by the Federal Deposit Insurance Corporation (the aggregate amount of these deposits may not exceed 5% of the value of the Fund's assets); commercial paper and other short-term corporate obligations; and variable and floating-rate securities and repurchase agreements. In addition, the Fund may hold cash and may invest in participation interests in the money market securities mentioned above without limitation. These participation interests are the interests of securities held by others on a pro-rata basis.

     SPECIAL CONSIDERATIONS RELATING TO FOREIGN SECURITIES. To the extent the Fund holds U.S. dollar-denominated securities of foreign issuers, such securities may not be registered with the SEC, nor are the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

     The Fund invests in securities of foreign issuers only if such securities are traded in the U.S. securities markets directly or through American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.


     Investment income and realized gains on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.


     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases securities from banks or recognized securities dealers and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the Fund securities and delays and costs to a Fund if the other party to a repurchase agreement becomes insolvent.


     The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by the Trust's board of trustees (sometimes referred to as the "board"). Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.


     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the Fund's board. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


     Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the board.

     LENDING OF PORTFOLIO SECURITIES. The Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

     WARRANTS. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the Fund securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


     SEGREGATED ACCOUNTS. When the Fund enters into certain transactions to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options and futures contracts.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the Fund.

     FUNDAMENTAL INVESTMENT LIMITATIONS. The following fundamental investment limitations cannot be changed for the Fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the Fund's shares present at a shareholders' meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

     The Fund may not:

         (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


         (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and provided that the Fund may invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in the S&P 500 Index.


         (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.
         (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval.

     The Fund will not:


         (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.


         (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

         (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (4) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


                     STRATEGIES USING DERIVATIVE INSTRUMENTS

     DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of derivative instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts to simulate full investment by the Fund in the S&P 500 Index while maintaining a cash balance for Fund management purposes, such as to provide liquidity to meet anticipated shareholder sales of Fund shares and for Fund operating expenses. As part of its use of Derivative Instruments for the Fund's cash management purposes, Mitchell Hutchins may attempt to reduce the risk of adverse price movements ("hedge") in the securities in the S&P 500 Index while investing cash received from investor purchases of Fund shares or while selling securities to meet shareholder redemptions. Mitchell Hutchins may also use Derivative Instruments to reduce transaction costs for the Fund. The Fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the Fund's use of these derivative contracts will place at risk a much smaller portion of its assets. The particular Derivative Instruments used by the Fund are described below.


         OPTIONS ON SECURITIES INDEXES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     GENERAL DESCRIPTION OF STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended to partially or fully offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transactions costs. In the alternative, because the value of the put option can be expected to increase as the value of the Fund security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.


     Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors.

     Derivative Instruments also can be used to increase or reduce the Fund's exposure to the stocks in the S&P 500 Index without buying or selling those securities.


     The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Derivative Instruments will be limited by tax considerations. See "Taxes."


     In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins expects to discover additional opportunities in connection with options, futures contracts and other derivative contracts and hedging techniques. These new opportunities may become available as Mitchell Hutchins develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, or other derivative contracts and techniques are developed. Mitchell Hutchins may utilize these opportunities for the Fund to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectus or this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in its Prospectus.


         SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.


         (1) There might be imperfect correlation between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded.

         The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.


         (2) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


         (3) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the Fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

     COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     OPTIONS. The Fund may purchase put and call options, and write (sell) covered put or call options on securities on which it is permitted to invest and indices of those securities. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions -- Illiquid Securities."

     The value of an option position will reflect, among other things, the current market value of the Fund investment, the time remaining until expiration, the relationship of the exercise price to the market price of the Fund investment, the historical price volatility of the Fund investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

     The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The Fund may purchase and write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the Fund investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

     Generally, the OTC debt options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:

         (1) The Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.


         (2) The aggregate value of securities underlying put options written by the Fund determined as of the date the put options are written will not exceed 50% of its net assets.


         (3) The aggregate premiums paid on all options (including options on securities, stock indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of its net assets.


     FUTURES. The Fund may purchase and sell futures contracts that are related to securities in which it is permitted to invest, such as securities index futures contracts. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations that are fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:


         (1) To the extent the Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.


         (2) The aggregate premiums paid on all options (including options on securities, stock indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of its net assets.

         (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the Fund will not exceed 5% of its total assets.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

     The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


                                      Position with          Business Experience;
     Name and Address*; Age           the Trust              Other Directorships
     ----------------------           ---------              -------------------

     Margo N. Alexander*,;50          Trustee and President  Mrs. Alexander is president,  chief executive officer and a director  of  Mitchell  Hutchins
                                                             (since  January  1995)  and also an  executive
                                                             vice    president    and   a    director    of
                                                             PaineWebber.  Mrs.  Alexander is president and
                                                             a  director   or  trustee  of  28   investment
                                                             companies  for  which  Mitchell   Hutchins  or
                                                             PaineWebber serves as investment adviser.


     Richard Q. Armstrong; 61         Trustee                Mr.  Armstrong  is chairman  and  principal of
     78 West Brother Drive                                   RQA Enterprises  (management  consulting firm)
     Greenwich, CT  06830                                    (since  April  1991 and  principal  occupation
                                                             since March  1995).  Mr.  Armstrong  is also a
                                                             director  of Hi Lo  Automotive,  Inc.  He  was
                                                             chairman   of  the  board,   chief   executive
                                                             officer and co-owner of  Adirondack  Beverages
                                                             (producer and  distributor  of soft drinks and
                                                             sparkling/still  waters)  (October  1993-March
                                                             1995).  Mr.  Armstrong  was a  partner  of the
                                                             New  England   Consulting  Group   (management
                                                             consulting   firm)  (December   1992-September
                                                             1993).  He was managing  director of LVMH U.S.
                                                             Corporation  (U.S.  subsidiary  of the  French
                                                             luxury goods  conglomerate,  Luis Vuitton Moet
                                                             Hennessey    Corporation)    (1987-1991)   and
                                                             chairman of its wine and  spirits  subsidiary,
                                                             Schieffelin  & Somerset  Company  (1987-1991).
                                                             Mr.  Armstrong  is a director or trustee of 27
                                                             investment   companies   for  which   Mitchell
                                                             Hutchins or  PaineWebber  serves as investment
                                                             adviser.




                                      Position with          Business Experience;
     Name and Address*; Age           the Trust              Other Directorships
     ----------------------           ---------              -------------------
     E. Garrett Bewkes, Jr.*; 70      Trustee and Chairman   Mr.  Bewkes  is a  director  of  Paine  Webber
                                      of the Board of        Group Inc.  ("PW Group")  (holding  company of
                                      Trustees               PaineWebber and Mitchell  Hutchins).  Prior to
                                                             December  1995,  he  was  a  consultant  to PW
                                                             Group.  Prior to 1988,  he was chairman of the
                                                             board,  president and chief executive  officer
                                                             of American  Bakeries  Company.  Mr. Bewkes is
                                                             a director of Interstate Bakeries  Corporation
                                                             and NaPro  BioTherapeutics,  Inc.  Mr.  Bewkes
                                                             is a  director  of  trustee  of 28  investment
                                                             companies  for  which  Mitchell   Hutchins  or
                                                             PaineWebber serves as investment adviser.


     Richard R. Burt; 50              Trustee                Mr. Burt is chairman of  International  Equity
     1101 Connecticut Avenue,                                Partners   (international    investments   and
     N.W.                                                    consulting  firm)  (since  March  1994)  and a
     Washington, D.C. 20036                                  partner  of  McKinsey  &  Company  (management
                                                             consulting  firm) (since  1991).  He is also a
                                                             director  of American  Publishing  Company and
                                                             Archer-Daniels-Midland    Co.    (agricultural
                                                             commodities).  He was the chief  negotiator in
                                                             the Strategic  Arms  Reduction  Talks with the
                                                             former Soviet Union  (1989-1991)  and the U.S.
                                                             Ambassador to the Federal  Republic of Germany
                                                             (1985-1989).   Mr.   Burt  is  a  director  or
                                                             trustee of 27  investment  companies for which
                                                             Mitchell  Hutchins  or  PaineWebber  serves as
                                                             investment adviser.


     Mary C. Farrell*; 47             Trustee                Ms.  Farrell  is a managing  director,  senior
                                                             investment   strategist   and  member  of  the
                                                             Investment  Policy  Committee of  PaineWebber.
                                                             Ms.  Farrell  joined  PaineWebber in 1982. She
                                                             is  a   member   of  the   Financial   Women's
                                                             Association and Women's  Economic  Roundtable,
                                                             and is employed as a regular  panelist on Wall
                                                             Street  Week  with  Louis  Rukeyser.  She also
                                                             serves on the Board of  Overseers  of New York
                                                             University's  Stern  School of  Business.  Ms.
                                                             Farrell  is  a  director   or  trustee  of  27
                                                             investment   companies   for  which   Mitchell
                                                             Hutchins or  PaineWebber  serves as investment
                                                             adviser.




                                      Position with          Business Experience;
     Name and Address*; Age           the Trust              Other Directorships
     ----------------------           ---------              -------------------
     Meyer Feldberg; 55               Trustee                Mr.   Feldberg  is  Dean  and   Professor   of
     Columbia University                                     Management   of   the   Graduate   School   of
     101 Uris Hall                                           Business,   Columbia   University.   Prior  to
     New York, New York  10027                               1989,   he  was   president  of  the  Illinois
                                                             Institute  of  Technology.  Dean  Feldberg  is
                                                             also  a  director   of  K-III   Communications
                                                             Corporation,   Federated   Department  Stores,
                                                             Inc.  and  Revlon,  Inc.  Dean  Feldberg  is a
                                                             director   or   trustee   of   27   investment
                                                             companies  for  which  Mitchell   Hutchins  or
                                                             PaineWebber serves as investment adviser.


     George W. Gowen; 67              Trustee                Mr.  Gowen  is a  partner  in the law  firm of
     666 Third Avenue                                        Dunnington,  Bartholow & Miller.  Prior to may
     New York, New York  10017                               1994,  he was a  partner  in the  law  firm of
                                                             Fryer,  Ross & Gowen.  Mr. Gowen is a director
                                                             of  Columbia  Real  Estate  Investments,  Inc.
                                                             Mr.  Gowen  is a  director  or  trustee  of 27
                                                             investment   companies   for  which   Mitchell
                                                             Hutchins or  PaineWebber  serves as investment
                                                             adviser.


     Frederic V. Malek; 60            Trustee                Mr.  Malek  is  chairman  of  Thayer   Capital
     1445 Pennsylvania Avenue, N.W.                          Partners  (merchant  bank).  From January 1992
     Suite 350                                               to November  1992, he was campaign  manager of
     Washington, D.C.  20004                                 Bush-Quayle  '92.  From  1990 to 1992,  he was
                                                             vice  chairman  and, from 1989 to 1990, he was
                                                             president  of  Northwest  Airlines  Inc.,  NWA
                                                             Inc.  (holding  company of Northwest  Airlines
                                                             Inc.)  and  Wings   Holdings   Inc.   (holding
                                                             company  of NWA Inc.).  Prior to 1989,  he was
                                                             employed by the Marriott  Corporation (hotels,
                                                             restaurants,  airline  catering  and  contract
                                                             feeding),   where  he  most  recently  was  an
                                                             executive  vice  president  and  president  of
                                                             Marriott  Hotels  and  Resorts.  Mr.  Malek is
                                                             also  a  director   of   American   Management
                                                             Systems,   Inc.  (management   consulting  and
                                                             computer-related  services),   Automatic  Data
                                                             Processing  Inc.,  CB Commercial  Group,  Inc.
                                                             (real   estate   services),    Choice   Hotels
                                                             International  (hotel and hotel  franchising),
                                                             FPL Group, Inc. (electric services),  Integra,
                                                             Inc.  (bio-medical),  Manor Care, Inc. (health
                                                             care),   National  Education  Corporation  and
                                                             Northwest   Airlines   Inc.  Mr.  Malek  is  a
                                                             director   or   trustee   of   27   investment
                                                             companies  for  which  Mitchell   Hutchins  or
                                                             PaineWebber serves as investment adviser.




                                      Position with          Business Experience;
     Name and Address*; Age           the Trust              Other Directorships
     ----------------------           ---------              -------------------
     Carl W. Schafer; 61              Trustee                Mr.  Schafer  is  president  of  the  Atlantic
     P.O. Box 1164                                           Foundation  (charitable  foundation supporting
     Princeton, NJ  08542                                    mainly    oceanographic     exploration    and
                                                             research).  He also is a  director  of Roadway
                                                             Express,  Inc. (trucking),  The Guardian Group
                                                             of Mutual Funds, Evans Systems,  Inc. (a motor
                                                             fuels,   convenience   store  and  diversified
                                                             company),   Electronic  Clearing  House,  Inc.
                                                             (financial transactions  processing),  Wainoco
                                                             Oil   Corporation   and   Nutraceutix,    Inc.
                                                             (biotechnology).  Prior to January  1993,  Mr.
                                                             Schafer  was   chairman   of  the   Investment
                                                             Advisory   Committee  of  the  Howard   Hughes
                                                             Medical  Institute.  Mr. Schafer is a director
                                                             or  trustee  of 27  investment  companies  for
                                                             which Mitchell Hutchins or PaineWebber  serves
                                                             as investment adviser.


     T. Kirkham Barneby; 50           Vice President         Mr.  Barneby is a managing  director and chief
                                                             investment officer - quantitative  investments
                                                             of  Mitchell  Hutchins.   Prior  to  September
                                                             1994,  he  was  a  senior  vice  president  at
                                                             Vantage  Global  Management.   Prior  to  June
                                                             1993,  he  was  a  senior  vice  president  at
                                                             Mitchell  Hutchins.  Mr.  Barneby  is  a  vice
                                                             president  of five  investment  companies  for
                                                             which Mitchell Hutchins or PaineWebber  serves
                                                             as investment adviser.


     Ann E. Moran; 40                 Vice President and     Ms.  Moran is a vice  president  and a manager
                                      Assistant Treasurer    of  the  mutual  fund   finance   division  of
                                                             Mitchell   Hutchins.   Ms.  Moran  is  a  vice
                                                             president  and   assistant   treasurer  of  29
                                                             investment   companies   for  which   Mitchell
                                                             Hutchins or  PaineWebber  serves as investment
                                                             adviser.


     Dianne E. O'Donnell; 45          Vice President and     Ms.  O'Donnell is a senior vice  president and
                                      Secretary              deputy    general    counsel    of    Mitchell
                                                             Hutchins.  Ms.  O'Donnell is a vice  president
                                                             and secretary of 28  investment  companies and
                                                             vice  president  and  assistant  secretary for
                                                             which Mitchell Hutchins or PaineWebber  serves
                                                             as investment adviser.




                                      Position with          Business Experience;
     Name and Address*; Age           the Trust              Other Directorships
     ----------------------           ---------              -------------------
     Emil Polito; 36                  Vice President         Mr.  Polito  is a senior  vice  president  and
                                                             director   of   operations   and  control  for
                                                             Mitchell   Hutchins.   From   March   1991  to
                                                             September  1993 he was  director of the Mutual
                                                             Funds Sales  Support  and  Service  Center for
                                                             Mitchell   Hutchins   and   PaineWebber.   Mr.
                                                             Polito is a vice  president  for 28 investment
                                                             companies  for  which  Mitchell   Hutchins  or
                                                             PaineWebber serves as investment adviser.


     Victoria E. Schonfeld; 46        Vice President         Ms.  Schonfeld  is  a  managing  director  and
                                                             general  counsel of Mitchell  Hutchins.  Prior
                                                             to May  1994,  she  was a  partner  in the law
                                                             firm of Arnold & Porter.  Ms.  Schonfeld  is a
                                                             vice president of 27 investment  companies and
                                                             vice   president   and   secretary   for   one
                                                             investment    company   for   which   Mitchell
                                                             Hutchins or  PaineWebber  serves as investment
                                                             adviser.


     Paul H. Schubert; 34             Vice President and     Mr.  Schubert  is a first vice  president  and
                                      Treasurer              the   director  of  the  mutual  fund  finance
                                                             division  of  Mitchell  Hutchins.  From August
                                                             1992 to August 1994,  he was a vice  president
                                                             of BlackRock Financial  Management L.P.. Prior
                                                             to August 1992,  he was an audit  manager with
                                                             Ernst  & Young  LLP.  Mr.  Schubert  is a vice
                                                             president   and  treasurer  of  28  investment
                                                             companies  for  which  Mitchell   Hutchins  or
                                                             PaineWebber serves as investment adviser.


     Barney A. Taglialatela; 36       Vice President and     Mr.  Taglialatela  is a vice  president  and a
                                      Assistant Treasurer    manager of the mutual  fund  finance  division
                                                             of  Mitchell   Hutchins.   Prior  to  February
                                                             1995,  he was a  manager  of the  mutual  fund
                                                             finance   division  of  Kidder  Peabody  Asset
                                                             Management  Inc.  Mr.  Taglialatela  is a vice
                                                             president  and   assistant   treasurer  of  28
                                                             investment   companies   for  which   Mitchell
                                                             Hutchins or  PaineWebber  serves as investment
                                                             adviser.


     Keith A. Weller; 36              Vice President and     Mr.  Weller  is a  first  vice  president  and
                                      Assistant Secretary    associate    general   counsel   of   Mitchell
                                                             Hutchins.   Prior  to  May  1995,  he  was  an
                                                             attorney in private  practice.  Mr.  Weller is
                                                             a vice  president and  assistant  secretary of
                                                             27  investment  companies  for which  Mitchell
                                                             Hutchins or  PaineWebber  serves as investment
                                                             adviser.


     Ian W. Williams; 40              Vice President and     Mr.   Williams  is  a  vice  president  and  a
                                      Assistant Treasurer    manager of the mutual  fund  finance  division
                                                             of Mitchell  Hutchins.  Prior to June 1992, he
                                                             was an  audit  senior  accountant  with  Price
                                                             Waterhouse   LLP.  Mr.   Williams  is  a  vice
                                                             president  and   assistant   treasurer  of  28
                                                             investment   companies   for  which   Mitchell
                                                             Hutchins or  PaineWebber  serves as investment
                                                             adviser.



     ------------------

     * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019. Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the Trust as defined in the 1940 Act by virtue of their positions with PW Group, PaineWebber and/or Mitchell Hutchins.


     The Trust  pays  trustees  who are not  "interested  persons"  of the Trust
$1,000 for each series and $150 for each board meeting and each meeting of a board committee (other than committee meetings held on the same day as a board meeting). The Trust has only one series and thus pays each such trustee $1,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers own no outstanding shares of the Fund. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust and the Fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

     The table below shows the estimated compensation to be paid to each trustee during the current fiscal year and the compensation of those trustees from other PaineWebber funds during the calendar year ended December 31, 1996.

                              COMPENSATION TABLE(1)


                                     Estimated               Total
                                     Aggregate            Compensation
                                    Compensation         from the Fund
Name of Person, Position (1)       from the Trust(2)         Complex(3)
----------------------------       -----------------    ---------------

Richard A. Armstrong, Trustee          $1,750               $59,873
Richard R. Burt, Trustee                1,750                51,173
Meyer Feldberg, Trustee                 2,250                96,181
George W. Gowen, Trustee                1,750                92,431
Frederic V. Malek, Trustee              1,750                92,431
Carl W. Schafer, Trustee                1,750                62,307



     (1) Only independent members of the board are compensated by the Trust and identified above; trustees who are "interested persons," as defined by the 1940 Act, do not receive compensation.

     (2) Estimated for the initial fiscal year of the Trust.

     (3) Represents total compensation paid to each trustee during the calendar year ended December 31, 1996; no fund within the fund complex has a pension or retirement plan.


     PRINCIPAL HOLDERS OF SECURITIES. As of October 9, 1997, Mitchell Hutchins held all outstanding securities of the Fund and thus may be deemed a controlling person of the Fund until additional shareholders purchase shares.


                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

     INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator to the Fund pursuant to a contract (the "Advisory Contract") with the Trust dated _______, 1997. Under the Advisory Contract, the

Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.20% of average daily net assets.


     Under the  terms of the  Advisory  Contract,  the Fund  bears all  expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel)
incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; (18) costs of mailing, stationery and communications equipment; (19) expenses incident to any dividend, withdrawal or redemption options; (20) charges and expenses of any outside pricing service used to value portfolio securities; (21) interest on borrowings of the Fund; and (22) fees or expenses related to license agreements with respect to securities indices.


     Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Trust's board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund.


     NET ASSETS. The following table shows the approximate net assets as of June 30, 1997, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.



                                                             NET ASSETS
INVESTMENT CATEGORY                                              $ MIL
-------------------                                          ---------

Domestic (excluding Money Market)...........................  $5,865.6
Global......................................................   3,208.3
Equity/Balanced.............................................   4,195.0
Fixed Income (excluding Money Market).......................   4,877.9
          Taxable Fixed Income..............................   3,328.9
          Tax-Free Fixed Income.............................   1.549.0
Money Market Funds..........................................  24,227.8

     PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to codes of ethics that describe the fiduciary duty owed to shareholders of PaineWebber mutual funds and other
Mitchell  Hutchins  advisory  accounts  by  all  Mitchell  Hutchins'  directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients.


     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Fund's Class A and Class Y shares under a separate distribution contract with the Trust ("Distribution Contract") that requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. Under an exclusive dealer agreement between Mitchell Hutchins and PaineWebber relating to the Class A and Class Y shares ("Exclusive Dealer Agreement"), PaineWebber and its correspondent firms sell the Fund's shares.


     Under a plan of distribution pertaining to the Class A shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan" or "Plan"), the Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.05% of the average daily net assets of Class A shares of the Fund. The Fund pays Mitchell Hutchins no distribution fees with respect to its Class A shares. There is no distribution plan with respect to Class Y shares and the Fund pays no service or distribution fees with respect to its Class Y shares.

     Among other things, the Class A Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding Class A shares of the Fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

     In reporting amounts expended under the Plan to the board, Mitchell Hutchins allocates expenses attributable to the sale of each class of the Fund's shares to such class based on the ratio of sales of shares of such class to the sales of all classes of shares. The fees paid by one class of the Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

     In approving the Class A Plan for the Fund, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption of shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive continuing service fees, while their customers invest their entire purchase payments immediately in Class A shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder and service-related expenses and costs.

     With respect to the Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees. The board also considered the benefits that would accrue to Mitchell Hutchins under the Plan in that Mitchell Hutchins would receive service and advisory fees which are calculated based upon a percentage of the average net assets of the Fund, which would increase if the Plan were successful and the Fund attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins generally seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which some equity securities and most debt securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Fund may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

     The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize PaineWebber to effect portfolio transactions for the Fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber, are similar to those in effect with respect to brokerage transactions in securities.

     Consistent with the interests of the Fund and subject to the review of the board, Mitchell Hutchins may cause the Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide that Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

     For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, they will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in OTC equity securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.

     Information and research services furnished by brokers or dealers through which or with which the Fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Fund. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract.

     Investment decisions for the Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

     The Fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Fund.

     PORTFOLIO TURNOVER. The Fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. Mitchell Hutchins estimates that the Fund's annual portfolio turnover rate will be less than 100% [will not exceed 50%] during its first fiscal year.

                    REDEMPTION INFORMATION AND OTHER SERVICES


     REDEMPTION INFORMATION. If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.


     The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

     AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $5,000 for Class A shareholders. Purchases of additional shares of the Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by the Fund of sufficient Fund shares to provide the withdrawal payments specified by participants in the Fund's systematic withdrawal plan. The payments generally are mailed approximately three Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends & Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

PAINEWEBBER RMA RESOURCE  ACCUMULATION  PLAN(SERVICEMARK)
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(REGISTERED TRADEMARK) (RMA)(REGISTERED TRADEMARK)

     Shares of PaineWebber mutual funds, including the Fund, (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

     To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

     The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

PERIODIC INVESTING AND DOLLAR COST AVERAGING.

     Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

     In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

         . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(REGISTERED TRADEMARK) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

         . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

         . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

         . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

         . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

         . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

         . expanded account protection to $50 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

         . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

     The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                               VALUATION OF SHARES

     The Fund determines its net asset value per share separately for each class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last trade price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less which are valued as described further below). Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

     The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     TOTAL   RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:
             n
          P(1 + T)       =   ERV

           where: P      =   a hypothetical initial payment of $1,000 to
                             purchase shares of a specified class

                  T      =   average annual total return of shares of that class

                  n      =   number of years

                  ERV    =   ending  redeemable  value  of a hypothetical $1,000
                             payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.

     OTHER INFORMATION. In Performance Advertisements, the Fund may compare its Standardized Return with data published by Lipper Analytical Services, Inc.

("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including (but not limited to) the S&P 500 Index, the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, other similar Lehman Brothers indices or components thereof, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley Capital International World Index, the Salomon Brothers Non-U.S. Dollar Index, the Salomon Brothers Non-U.S. World Government Bond Index, the Salomon Brothers World Government Index, other similar Salomon Brothers indices or components thereof and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST AND THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

     The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

     The Fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(Registered) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the Fund may have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in the Fund involves greater risks than an investment in either a money market fund or a CD.

     The Fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.*


   Year       Common         Long-Term       Inflation/C       Treasury Bills
   1926          $10,000        $10,000         $10,000          $10,000
   1927          $15,347        $11,739          $9,646          $10,649
   1928          $22,039        $11,751          $9,553          $11,028
   1929          $20,184        $12,153          $9,572          $11,552
   1930          $15,158        $12,719          $8,994          $11,831
   1931           $8,588        $12,044          $8,138          $11,957
   1932           $7,885        $14,072          $7,300          $12,072
   1933          $12,142        $14,062          $7,337          $12,108


___________________
* Source: Stocks, Bonds, Bills and Inflation 1996 Yearbook(TRADEMARK) Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

   Year       Common         Long-Term       Inflation/C       Treasury Bills
   1934          $11,967        $15,473          $7,486          $12,128
   1935          $17,672        $16,243          $7,710          $12,148
   1936          $23,667        $17,465          $7,803          $12,170
   1937          $15,376        $17,505          $8,045          $12,208
   1938          $20,161        $18,473          $7,822          $12,205
   1939          $20,079        $19,570          $7,784          $12,208
   1940          $18,115        $20,762          $7,859          $12,208
   1941          $16,015        $20,955          $8,623          $12,215
   1942          $19,273        $21,630          $9,424          $12,248
   1943          $24,265        $22,080          $9,721          $12,291
   1944          $29,057        $22,700          $9,926          $12,331
   1945          $39,645        $25,136         $10,150          $12,372
   1946          $36,446        $25,111         $11,993          $12,415
   1947          $38,527        $24,453         $13,074          $12,478
   1948          $40,646        $25,284         $13,428          $12,579
   1949          $48,283        $26,915         $13,186          $12,717
   1950          $63,594        $26,931         $13,950          $12,870
   1951          $78,869        $25,873         $14,769          $13,061
   1952          $93,357        $28,173         $14,899          $13,278
   1953          $92,433        $27,126         $14,991          $13,520
   1954         $141,071        $29,076         $14,916          $13,636
   1955         $185,594        $28,701         $14,971          $13,850
   1956         $197,768        $27,097         $15,399          $14,191
   1957         $176,449        $29,118         $15,864          $14,636
   1958         $252,957        $27,345         $16,144          $14,862
   1959         $283,211        $26,727         $16,386          $15,300
   1960         $284,542        $30,410         $16,628          $15,707
   1961         $361,055        $30,705         $16,740          $16,042
   1962         $329,535        $32,820         $16,944          $16,480
   1963         $404,669        $33,217         $17,223          $16,994
   1964         $471,359        $34,383         $17,428          $17,596
   1965         $530,043        $34,627         $17,763          $18,287
   1966         $476,721        $35,891         $18,358          $19,158
   1967         $591,038        $32,597         $18,916          $19,964
   1968         $656,407        $32,512         $19,809          $21,004
   1969         $600,613        $30,863         $21,019          $22,386
   1970         $624,697        $34,601         $22,173          $23,846
   1971         $714,091        $39,179         $22,918          $24,893
   1972         $849,626        $41,408         $23,700          $25,849
   1973         $725,071        $40,948         $25,785          $27,640
   1974         $533,144        $42,730         $28,931          $29,851
   1975         $731,474        $46,661         $30,956          $31,582
   1976         $905,565        $54,500         $32,442          $33,193
   1977         $840,364        $54,118         $34,648          $34,886
   1978         $895,828        $53,469         $37,767          $37,398
   1979          #######        $52,827         $42,790          $41,287
   1980          #######        $50,767         $48,096          $45,911
   1981          #######        $51,732         $52,376          $52,660
   1982          #######        $72,631         $54,419          $58,190
   1983          #######        $73,139         $56,487          $63,310
   1984          #######        $84,478         $58,748          $69,515
   1985          #######       $110,664         $60,979          $74,867
   1986          #######       $137,776         $61,649          $79,509
   1987          #######       $134,056         $64,362          $83,882
   1988          #######       $147,060         $67,194          $89,167
   1989          #######       $173,678         $70,285          $96,657
   1990          #######       $184,446         $74,572         $104,196
   1991          #######       $220,044         $76,884         $110,031
   1992          #######       $237,887         $79,114         $113,882
   1993          #######       $281,159         $81,250         $117,185
   1994          #######       $259,229         $83,443         $121,755
   1995          #######       $313,511         $85,404         $126,856

   Year       Common         Long-Term       Inflation/C       Treasury Bills
   1996          #######       $337,286         $88,451         $135,380



* Source: Stocks, Bonds, Bills and Inflation 1996 Yearbook(TRADEMARK) Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).


     The chart is shown for illustrative purposes only and does not represent the Fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500 Index, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.

                                      TAXES


To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures) derived with respect to its business of investing in securities ("Income Requirement");
(2) through the end of its current taxable year on May 31, 1998, the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or futures that were held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.


     Dividends and other distributions declared by the Fund, and payable to shareholders of record on a date, in December of any year will be deemed to have been paid by the Fund and received by the shareholders on the last day of that month if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.


     If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


     The use of hedging strategies using Derivative Instruments, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options and futures contracts derived by the Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement. Income from the disposition of options and futures will be subject to the short-short limitation if they are held for less than three months.


     If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures beyond the time when it otherwise would be advantageous to do so, in order for the Fund to qualify as a RIC.

     Certain options and futures in which the Fund may invest will be "section 1256 contracts." Section 1256 contracts held by the Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. It is not entirely clear, as of the date of this Statement of Additional Information, whether the 60% portion of that capital gain that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain (the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) on capital assets held for more than 18 months -- instead of the maximum rate in effect before that legislation, 28%, which now applies to gain on capital assets held for more than one year but not more than 18 months. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.


     If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option or futures contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


                                OTHER INFORMATION

     The Trust is a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide the shares of any series into classes, and the costs of doing so will be borne by the Trust. The Trust currently consist of one series with two classes of shares.

     Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the Fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the Fund. However, the Trust's trust instrument disclaims shareholder liability for acts or obligations of the Trust or its series (the Fund) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from the Fund's property for all losses and expenses of any series shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of the Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.


     Shareholders of the Fund are entitled to participate equally in the dividends and other distributions from, and the proceeds of any liquidation of, the Fund, except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ. Shares are fully paid and non-assessable and have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust. Shareholders have non-cumulative voting rights. A shareholder is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.


     CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses to the specific classes of the Fund's shares to which those expenses are attributable.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.


     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Fund.

                              FINANCIAL STATEMENTS

                             PAINEWEBBER INDEX TRUST
                         PAINEWEBBER S&P 500 INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 OCTOBER 9, 1987




Assets:
   Cash                                                                                   $100,000
   Deferred organizational expenses                                                        145,000
   Prepaid expenses                                                                         90,150
                                                                                           -------
       Total assets                                                                        335,150
                                                                                           -------
Liabilities:
   Organizational expenses payable                                                         145,000
   Payable to adviser                                                                       90,150
                                                                                          --------
       Total liabilities                                                                   235,150

Net Assets (beneficial interest, $0.001 par value, issued and outstanding)                $100,000
                                                                                          ========
CLASS A:
Net Assets                                                                                $ 50,000
                                                                                          --------
Shares outstanding                                                                           4,000
                                                                                          --------
Net asset value, offering price and redemption value per share                              $12.50
                                                                                          ========
CLASS Y:
Net Assets                                                                                 $50,000
                                                                                          --------
Shares outstanding                                                                           4,000
                                                                                          --------
Net asset value, offering price and redemption value per share                              $12.50
                                                                                          ========



ORGANIZATION

     PaineWebber S&P 500 Index Fund ("Fund") is a diversified series of PaineWebber Index Trust ("Trust"), an open-end management investment company organized as a Delaware business trust on May 27, 1997. The Fund has had no operations other than the sale to Mitchell Hutchins Asset Management ("Mitchell Hutchins"), the investment adviser, a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"), of 4,000 shares of beneficial interest of Class A for the amount of $50,000, and 4,000 shares of beneficial interest of Class Y for the amount of $50,000, on October 6, 1987. The Fund currently offers two classes of shares. Each class is sold without any initial sales charges, and without any contingent deferred sales charge. Each class represents assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency expenses. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.


     Costs incurred and to be incurred in connection with the organization and initial registration of the Trust will be paid initially by Mitchell Hutchins; however, the Trust will reimburse Mitchell Hutchins for such costs. Such organizational costs, estimated at $145,000, will be deferred and amortized by the Fund on the straight line method over a period not to exceed 60 months from the date the Fund commences investment operations.


MANAGEMENT AGREEMENT

     Mitchell Hutchins acts as the investment adviser and administrator to the Fund pursuant to a contract (the "Advisory Contract") with the Trust dated

_____________, 1997. Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 0.20% of average daily net assets.


     Through the Fund's first fiscal year ending May 31, 1998, Mitchell Hutchins has agreed to voluntarily waive its fee and reimburse Fund expenses, if necessary, so that the total annual operating expenses do not exceed 0.40% of annual average net assets for Class A shares and 0.35% of average annual net assets for Class Y shares. Class Y shares are currently offered for sale only to limited groups of investors.



DISTRIBUTION ARRANGEMENTS

     Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under the distribution plan for Class A shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.05% of the average daily net assets of Class A shares.

                         REPORT OF INDEPENDENT AUDITORS


     Shareholder and Board of Directors
     PaineWebber S&P 500 Index Fund

We have audited the accompany statement of assets and liabilities of the PaineWebber S&P 500 Index Fund as of October 9, 1997. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether this statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of PaineWebber S&P 500 Index Fund at October 9, 1997, in conformity with generally accepted accounting principles.


                                                       /s/ ERNST & YOUNG LLP
                                                       -------------------------
                                                           ERNST & YOUNG LLP

     New York, New York
     October 9, 1997

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                               ------------------



                                TABLE OF CONTENTS


Investment Policies And Restrictions............................1
Strategies Using Derivative Instruments.........................5
Trustees And Officers; Principal Holders Of Securities.........11
Investment Advisory And Distribution Arrangements..............16
Portfolio Transactions.........................................19
Redemption Information And Other Services......................20
Valuation Of Shares............................................23
Performance Information........................................23
Taxes..........................................................26
Other Information..............................................27
Financial Statements...........................................29





(COPYRIGHT)1997 PAINEWEBBER INCORPORATED

                                                                     PAINEWEBBER

                                                              S&P 500 INDEX FUND












--------------------------------------------------------------------------------


                                             STATEMENT OF ADDITIONAL INFORMATION


                                                                October __, 1997











--------------------------------------------------------------------------------










                                                                     PAINEWEBBER

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


(a)      Financial Statements:  (filed herewith)


(b)      Exhibits:


(1)      Trust Instrument 1/
(2)      By-Laws 1/


(3)      Voting trust agreement - none
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/


(5)      Form of Investment Advisory and Administration Contract(filed herewith)



(6)      (a) Form of Distribution Contract (filed herewith)
         (b) Form of Exclusive Dealer Agreement (filed herewith)

(7)      Bonus, profit sharing or pension plans - none


(8)      Form of  Custodian  Agreement  (filed  herewith)
(9)      Form of  Transfer  Agency Agreement (filed herewith)


(10)     Opinion of Counsel (filed herewith)
(11)     Other opinions, appraisals, rulings and consents:
         Auditors'  consent (filed herewith)
(12)     Financial  Statements  omitted from Part B - none


(13)     Letter  of  investment  intent  (filed  herewith)


(14)     Prototype Retirement Plan - none


(15) Rule 12b-1 Plan of Distribution with respect to Class A Shares (filed herewith)


(16)     Schedule for  Computation  of Performance  Quotations - none


(17)     and (27) Financial Data Schedule (not applicable)

(18)     Plan Pursuant to Rule 18f-3 (filed herewith)




Item 25. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

         None

Item 26. Number of Holders of Securities
         -------------------------------


                                                      Number of Record Holders
Title of Class                                           as of October 9, 1997
--------------                                           ---------------------

Shares of beneficial interest, par value $0.001 per share, in

PaineWebber S&P 500 Index Fund


         Class A Shares                                            1

         Class Y Shares                                            1



------------------------
1/ Incorporated by reference from Registrant's initial Registration Statement, SEC File No. 333-27917, filed May 28, 1997.


2/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

Item 27.  Indemnification
          ---------------

         Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

         Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

         Section 9 of the Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract. Section 10 of the Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

         Section 9 of the Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

         Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.


Item 29.  Principal Underwriters
          ----------------------

         a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

         ALL-AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         GLOBAL SMALL CAP FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE INCOME FUND INC.
         MANAGED HIGH YIELD FUND INC.
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.


         PAINEWEBBER INDEX TRUST


         PAINEWEBBER INVESTMENT SERIES
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER SELECT TRUST
         PAINEWEBBER SERIES TRUST
         STRATEGIC GLOBAL INCOME FUND, INC.


         2002 TARGET TERM TRUST INC.

         b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.


                                Positions and Offices With        Positions and Offices With Underwriter or
      Name                              Registrant                             Exclusive Dealer
      ----                      ---------------------------       -----------------------------------------



Margo Alexander                      President and Trustee               Director, President and Chief Executive
                                                                         Officer of Mitchell Hutchins and Director
                                                                         and Executive Vice President of PaineWebber

T. Kirkham Barneby                   Vice President                      Managing Director, Chief Investment
                                                                         Officer-Quantitative Investments of
                                                                         Mitchell Hutchins

Mary C. Farrell                      Trustee                             Managing Director, Senior Investment
                                                                         Strategist and member of Investment Policy
                                                                         Committee of PaineWebber

Ann E. Moran                         Vice President and Assistant        Vice President of Mitchell Hutchins and a
                                     Treasurer                           Manager of the Mutual Fund Finance Division
                                                                         of Mitchell Hutchins


Dianne E. O'Donnell                  Vice President and Secretary        Senior Vice President and Deputy General
                                                                         Counsel of Mitchell Hutchins


Emil Polito                          Vice President                      Senior Vice President and Director of
                                                                         Operations and Control of Mitchell Hutchins


Victoria E. Schonfeld                Vice President                      Managing Director and General Counsel of
                                                                         Mitchell Hutchins

Paul H. Schubert                     Vice President and Treasurer        First Vice President and Director of the
                                                                         Mutual Fund Finance Division of Mitchell
                                                                         Hutchins


Barney A. Taglialatela               Vice President and Assistant        Vice President and a Manager of the Mutual
                                     Treasurer                           Fund Finance Division of Mitchell Hutchins

Keith A. Weller                      Vice President and Assistant        First Vice President and Associate General
                                     Secretary                           Counsel of Mitchell Hutchins

Ian W. Williams                      Vice President and Assistant        Vice President and a Manager of the Mutual
                                     Secretary                           Fund Finance Division of Mitchell Hutchins



         c)    None


Item 30. Location of Accounts and Records
         --------------------------------

         The books and other documents  required by paragraphs  (b)(4),  (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 31. Management Services
         -------------------

         Not applicable.


Item 32. Undertakings
         ------------

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing financial statements that need not be certified, within four to six months from the effective date of this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of October, 1997.

                                 PAINEWEBBER INDEX TRUST

                                 By:      /s/ Dianne E. O'Donnell
                                    -----------------------------------
                                          Dianne E. O'Donnell
                                          Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated. The undersigned hereby severally constitute and appoint Dianne E. O'Donnell, Gregory K. Todd, Keith A. Weller, Arthur J. Brown, Elinor W. Gammon, and Robert A. Wittie, and each of them singly, our true and lawful attorneys, with full power to sign for each of us, and in each of our names and in the capacities indicated below, any and all amendments to the Registration Statement of PaineWebber Index Trust, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming our signatures as they may be signed by said attorneys to any and all amendments to said registration statement.

Signature                      Title                             Date
---------                      -----                             ----

/s/ Margo N. Alexander         President and Trustee             October 8, 1997
--------------------------     (Chief Executive Officer)
Margo N. Alexander

/s/ E. Garrett Bewkes, Jr.     Trustee and Chairman              October 8, 1997
--------------------------     of the Board of Trustees
E. Garrett Bewkes, Jr.

/s/ Richard Q. Armstrong       Trustee                           October 8, 1997
--------------------------
Richard Q. Armstrong

/s/ Richard R. Burt            Trustee                           October 8, 1997
--------------------------
Richard R. Burt

/s/ Mary C. Farrell            Trustee                           October 8, 1997
--------------------------
Mary C. Farrell

/s/ Meyer Feldberg             Trustee                           October 8, 1997
--------------------------
Meyer Feldberg

/s/ George W. Gowen            Trustee                           October 8, 1997
--------------------------
George W. Gowen

/s/ Frederick V. Malek         Trustee                           October 8, 1997
--------------------------
Frederic V. Malek

/s/ Carl W. Schafer            Trustee                           October 8, 1997
--------------------------
Carl W. Schafer

/s/ Paul H. Schubert           Vice President and Treasurer      October 8, 1997
--------------------------     (Chief Financial and Accounting
Paul H. Schubert               Officer)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated August 21, 1997 and incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Mitchell Hutchins Portfolios, SEC File 333-26087, filed August 26, 1997.

                             PAINEWEBBER INDEX TRUST
                                  EXHIBIT INDEX

Exhibit
Number
-------


(1)  Trust Instrument 1/
(2)  By-Laws 1/


(3)  Voting trust agreement - none
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/


(5)  Form of Investment Advisory and Administration  Contract (filed herewith)
(6)  (a) Form of Distribution Contract (filed herewith)
     (b) Form of Exclusive Dealer Agreement (filed herewith)


(7)  Bonus, profit sharing or pension plans - none


(8)  Form of  Custodian  Agreement  (filed  herewith)
(9)  Form of  Transfer Agency Agreement (filed herewith)
(10) Opinion of Counsel (filed herewith)
(11) Other opinions, appraisals, rulings and consents:
     Auditors'  consent (filed herewith)

(12) Financial  Statements  omitted from Part B - none

(13) Letter  of  investment  intent  (filed  herewith)

(14) Prototype Retirement Plan - none

(15) Rule 12b-1 Plan of Distribution with respect to Class A Shares (filed herewith)


(16) Schedule for  Computation  of Performance  Quotations - none


(17) and (27) Financial Data Schedule (not applicable)
(18) Plan Pursuant to Rule 18f-3 (filed herewith)








------------------
1/ Incorporated by reference from Registrant's initial Registration Statement, SEC File No. 333-27917, filed May 28, 1997.

2/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.